Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Unaudited Interim Condensed Consolidated Statements of Comprehensive (Loss) / Income
Net (loss) / income	$ (8,207,075)	$ 13,583,523	$ (16,703,538)	$ 20,102,204
Other comprehensive (loss) / income, net of tax
Net change in unrealized (losses) / gains on cash flow hedges	(3,328)	(773,419)	585,112	(773,419)
Other comprehensive (loss) / income, net of tax	(3,328)	(773,419)	585,112	(773,419)
Comprehensive (Loss) / Income	$ (8,210,403)	$ 12,810,104	$ (16,118,426)	$ 19,328,785